Property and Equipment	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
Structures and displays	$4,548,473	$6,261,516	$8,547,356
Vehicles and equipment	–	149,803	149,803
Office furniture and equipment	2,633	175,073	182,804
Accumulated depreciation	(307,367)	(1,008,712)	(1,232,179)

Total Property and Equipment, net	$4,243,739	$5,577,680	$7,647,784